As filed with the Securities and Exchange Commission on August 5, 2010
1933 Act Registration No. 333-141768
1940 Act Registration No. 811-08651
CIK No. 0001055225
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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57

LLANY Separate Account R for Flexible Premium Variable Life Insurance
(Exact Name of Registrant)

Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/x/ on August 16, 2010 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be August
 6, 2010.

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account R for Flexible Premium Variable Life, as submitted with Post-Effective Amendment No. 5 to Registration Statement on Form N-6 filed on April 6, 2010 (File No. 333-141768), are incorporated herein by reference.

Supplement Dated August 16, 2010
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE 2007	Momentum VULONE 2005
Momentum VULONE

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE 2007	Momentum SVULONE

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE 2007	Lincoln VULDB-IV
Lincoln AssetEdge® VUL	Lincoln VULDB-II
Lincoln VULONE 2005	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE	Lincoln VULCV-III
Lincoln VULCV-IV	Lincoln VULDB Elite Series
Momentum VULONE	Momentum VULONE 2005

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdgeSM SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Momentum SVULONE

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as "underlying funds".  Please refer to the prospectus for each underlying fund, included with this supplement, for comprehensive information.  The following information is added to the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Conservative Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Conservative Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderate Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Index Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

LVIP SSgA Moderately Aggressive Structured Allocation Fund: Current income with growth of capital.

This fund will be available on or about August 16, 2010. Consult your financial adviser.

Lincoln Life has also changed the name of the Sub-Account listed below.  Please refer to the prospectus for the underlying fund, included with this supplement, for comprehensive information. The following information amends the "Funds" section of your product prospectus:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital.

(Subadvised by SSgA Funds Management, Inc.)

(formerly LVIP Wilshire Aggressive Profile Fund)

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)

(2) Not applicable.

(3) (a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity
Company of New York.(3)

(4) (a) Form of Policy LN656, including Optional Methods of Settlement(9) and Policy Form LN699, including Optional
Methods of Settlement - LR523.(7)

     (b) Estate Tax Repeal Rider - Policy Form LR511 NY(6)

     (c) Accounting Value Rider - Policy Form LR519(9)

     (d) Overloan Protection Rider - Policy Form LR540(10)

(5) (a) Application - LFF06300-18(13)

(6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York(1)

     (b) Bylaws of Lincoln Life & Annuity Company of New York(1)

(7) Form of Reinsurance Contracts(10)

(8) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

     (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(12)

     (b) AllianceBernstein Variable Products Series Fund, Inc.(14)

     (c) American Century Investments Variable Portfolios, Inc.(14)

     (d) American Funds Insurance Series(14)

     (e) Blackrock Variable Series Funds, Inc.(14)

     (f) Delaware VIP Trust(14)

     (g) DWS Investments VIT Funds(14)

     (h) DWS Variable Series II(14)

     (i) Fidelity Variable Insurance Products(14)

     (j) Franklin Templeton Variable Insurance Products Trust(14)

     (k) Janus Aspen Series(14)

     (l) Lincoln Variable Insurance Products Trust(14)

     (m) M Fund, Inc.(12)

     (n) MFS Variable Insurance Trust(12)

     (o) Neuberger Berman Advisers Management Trust(12)

     (p) Oppenheimer Variable Account Funds(12)

     (q) PIMCO Variable Insurance Trust(14)

     (r) Putnam Variable Trust(12)

(9) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank,
N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(8)

   (b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(11)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(15) Not applicable.

(16) Not applicable.

(17) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii)(4)
_______________

(1) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement
on Form S-6 (File No. 333-77496) filed on April 2, 2007.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(5) Incorporated by reference to Post-Effective Amendment No. 33 on Form N-4 (File No. 333-63505) filed on January 25, 2010.

(6) Incorporated by reference to Post-Effective Amendment No. 8 on Form S-6 (File No. 333-46113) filed on November 13, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 6 on Form N-6 (File No. 333-115882) filed on December 19, 2008.

(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-90508) filed on June 14, 2002.

(10) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.

(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(12) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.

(13) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-155333) filed on November 13, 2008.

(14) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 10, 2010.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Charles C. Cornelio**	Executive Vice President and Chief Administrative Officer and Director
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***	Director
Lawrence A. Samplatsky****	Vice President and Chief Compliance Officer
Dennis R. Glass**	President, Chief Executive Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E. Konen*****	Senior Vice President and Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director, Senior Vice President
Patrick S. Pittard20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, Secretary and General Counsel

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

*** Principal business address is Center Square West Tower, 1500 Market Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

***** Principal business address is 100 North Greene Street, Greensboro, NC
27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company
Holding Company System (9)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.  Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
James Ryan*	Vice President and Director
Keith S. Ryan***	Vice President and Chief Financial Officer
Wilford H. Fuller*	President, Chief Executive Officer and Director
Linda Woodward***	Secretary

* Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

** Principal business address is 350 Church Street, Hartford, CT 06103

*** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

**** Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

(c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.  All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account R for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 6 to the Registration Statement (File No.: 333-141768; 811-08651; CIK: 0001055225) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 5th day of August, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account R for Flexible Premium
Variable Life Insurance
(Registrant)

/s/ Joshua R. Durand
By _______________________________
      Joshua R. Durand
      Assistant Vice President
      Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By ________________________________
     Joshua R. Durand
    Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 6 to the Registration Statement (File No.: 333-141768; 811-08651; CIK: 0001055225) has been signed below on August 5, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                          Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Frederick J. Crawford *
______________________________                          Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                          Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                          Director
Robert W. Dineen

/s/ George W. Henderson, III *
______________________________                          Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                          Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                          Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                          Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                             Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement